SCHEDULE OF PROVISION FOR (BENEFIT FROM) INCOME TAXES (Details) (Parenthetical)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Expected tax rate	21.00%	21.00%